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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Kohlberg Kravis Roberts & Co. L.P.
                 ----------------------------------
   Address:      9 West 57th Street, Suite 4200
                 ----------------------------------
                 New York, NY  10019
                 ----------------------------------

Form 13F File Number: 28-12880
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sorkin
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (212) 750-8300
         -------------------------------

Signature, Place, and Date of Signing:

           /s/ David Sorkin           New York, New York   August 14, 2008
   -------------------------------    ------------------   ---------------
             [Signature]                [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 30
                                        --------------------

Form 13F Information Table Value Total: $1,323,589
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

      1       28-12879                     KKR PEI Opportunities GP, Ltd.
    ------       -----------------         ---------------------------------

Explanatory Note:

Unless otherwise indicated, the positions reported herein are held by entities affiliated with Kohlberg Kravis Roberts & Co. L.P. ("KKR") that make minority investments in public securities and are not held by KKR's traditional private equity funds.

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                           FORM 13F INFORMATION TABLE
                       KOHLBERG KRAVIS ROBERTS & CO. L.P.
                         FOR QUARTER ENDED JUNE 30, 2008

                                                                                                               VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP   VALUE (x SHRS OR PRN SH/ PUT/CALL  INVESTMENT   OTHER   --------------------
                                                      $1000)      AMT     PRN           DISCRETION  MANAGERS SOLE   SHARED   NONE
AMERICAN INTL GROUP INC          COM       026874107      968      36,600 SH           SHARED-OTHER                   36,600
BERKLEY W R CORP                 COM       084423102    7,137     295,400 SH           SHARED-OTHER    1             295,400
CISCO SYS INC                    COM       17275R102    2,152      92,500 SH           SHARED-OTHER                   92,500
CITADEL BROADCASTING CORP        COM       17285T106    5,211   4,271,214 SH           SHARED-OTHER    1           4,271,214
CMS ENERGY CORP                  COM       125896100    5,749     385,819 SH           SHARED-OTHER    1             385,819
COMERICA INC                     COM       200340107    4,462     174,100 SH           SHARED-OTHER    1             174,100
CSX CORP                         COM       126408103    2,940      46,800 SH           SHARED-OTHER    1              46,800
EXTERRAN HLDGS INC               COM       30225X103    2,045      28,600 SH           SHARED-OTHER    1              28,600
GATEHOUSE MEDIA INC              COM       367348109    2,787   1,133,100 SH           SHARED-OTHER                1,133,100
HOSPIRA INC                      COM       441060100    1,845      46,000 SH           SHARED-OTHER                   46,000
HOSPIRA INC                      COM       441060100    1,745      43,500 SH           SHARED-OTHER    1              43,500
JAZZ PHARMACEUTICALS INC*        COM       472147107   63,833   8,614,419 SH           SHARED-OTHER                8,614,419
JP MORGAN CHASE & CO             COM       46625H100      858      25,000 SH           SHARED-OTHER                   25,000
MARTIN MARIETTA MATLS INC        COM       573284106    2,072      20,000 SH           SHARED-OTHER    1              20,000
MEDCATH CORP*                    COM       58404W109   35,394   1,968,522 SH           SHARED-OTHER                1,968,522

MERRILL LYNCH & CO INC           COM       590188108      793      25,000 SH           SHARED-OTHER    1              25,000
MERRILL LYNCH & CO INC           COM       590188108        8         250 SH    PUT    SHARED-OTHER    1                 250
MICROSOFT CORP                   COM       594918104      138       5,000 SH           SHARED-OTHER                    5,000
MICROSOFT CORP                   COM       594918104    2,421      88,000 SH           SHARED-OTHER    1              88,000
MICROSOFT CORP                   COM       594918104       24         880 SH    PUT    SHARED-OTHER    1                 880
NEWCASTLE INVT CORP              COM       65105M108      747     106,600 SH           SHARED-OTHER                  106,600
NEWCASTLE INVT CORP              COM       65105M108    2,313     330,000 SH           SHARED-OTHER    1             330,000
NORFOLK SOUTHERN CORP            COM       655844108    3,134      50,000 SH           SHARED-OTHER    1              50,000
POWERSHS DB US DOLLAR INDEX DOLL INDX BULL 73936D107    3,607     160,400 SH           SHARED-OTHER                  160,400
PRIMEDIA INC*                  COM NEW     74157K846  121,219  26,012,715 SH           SHARED-OTHER               26,012,715
ROCKWOOD HLDGS INC*              COM       774415103  770,288  22,134,709 SH           SHARED-OTHER               22,134,709
SEALY CORP*                      COM       812139301  267,633  46,625,921 SH           SHARED-OTHER               46,625,921
SPDR TR                       UNIT SER 1   78462F103    2,112      16,500 SH           SHARED-OTHER                   16,500
TELETECH HOLDINGS INC            COM       879939106    2,966     148,600 SH           SHARED-OTHER    1             148,600
ZHONE TECHNOLOGIES INC NEW*      COM       98950P108    6,988   8,959,375 SH           SHARED-OTHER                8,959,375

* Position held by one or more entities engaged in the private equity business.